TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Preferred Stock) (Details) - USD ($)	Sep. 30, 2021	Feb. 16, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Jan. 07, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Authorized (in shares)	55,514,480		55,514,480		55,514,480
Issued (in shares)	55,105,773		55,105,773		55,105,773
Outstanding (in shares)	55,105,773	25,300,000	55,105,773	55,105,773	55,105,773		45,476,809
Carrying Value			$ 86,997,000		$ 79,700,171
Liquidation Preference/Redemption Value			$ 87,131,986		$ 79,835,157
Series A preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			8,447,654		8,447,654
Issued (in shares)			8,282,000		8,282,000
Outstanding (in shares)			8,282,000		8,282,000
Carrying Value			$ 2,988,788		$ 2,988,788
Liquidation Preference/Redemption Value			$ 3,000,000		$ 3,000,000
Series A-1 preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			1,588,510		1,588,510
Issued (in shares)			1,588,510		1,588,510
Outstanding (in shares)			1,588,510		1,588,510
Carrying Value			$ 986,529		$ 986,529
Liquidation Preference/Redemption Value			$ 1,000,000		$ 1,000,000
Series B preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			3,103,109		3,103,109
Issued (in shares)			3,103,109		3,103,109
Outstanding (in shares)			3,103,109		3,103,109
Carrying Value			$ 1,500,000		$ 1,500,000
Liquidation Preference/Redemption Value			$ 1,500,000		$ 1,500,000
Series B-1 preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			1,588,511		1,588,511
Issued (in shares)			1,588,511		1,588,511
Outstanding (in shares)			1,588,511		1,588,511
Carrying Value			$ 1,000,000		$ 1,000,000
Liquidation Preference/Redemption Value			$ 1,000,000		$ 1,000,000
Series B-2 preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			10,860,886		10,860,886
Issued (in shares)			10,860,886		10,860,886
Outstanding (in shares)			10,860,886		10,860,886
Carrying Value			$ 6,971,930		$ 6,971,930
Liquidation Preference/Redemption Value			$ 7,000,000		$ 7,000,000
Series C preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			8,553,574		8,663,340
Issued (in shares)			8,310,521		8,310,521
Outstanding (in shares)			8,310,521		8,310,521
Carrying Value			$ 9,445,233		$ 9,445,233
Liquidation Preference/Redemption Value			$ 9,500,002		$ 9,500,002
Series D preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			5,516,001		5,656,659
Issued (in shares)			5,516,001		5,516,001
Outstanding (in shares)			5,516,001		5,516,001
Carrying Value			$ 9,972,537		$ 9,972,537
Liquidation Preference/Redemption Value			$ 10,000,001		$ 10,000,001
Series E preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			6,227,271		6,227,271
Issued (in shares)			6,227,271		6,227,271
Outstanding (in shares)			6,227,271		6,227,271
Carrying Value			$ 15,000,000		$ 15,000,000
Liquidation Preference/Redemption Value			$ 15,000,000		$ 15,000,000
Series F preferred stocks
Temporary Equity [Line Items]
Authorized (in shares)			9,628,964		9,628,964
Issued (in shares)			9,628,964		9,628,964	9,628,964
Outstanding (in shares)			9,628,964		9,628,964
Carrying Value			$ 39,131,983		$ 31,835,154
Liquidation Preference/Redemption Value			$ 39,131,983		$ 31,835,154